SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A ordinary shares reflected in the consolidated balance sheets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds		$ 230,000,000
Proceeds allocated to Public Warrants		(11,270,000)
Class A ordinary shares issuance costs		(12,737,837)
Accretion of carrying value to redemption value	$ 492,136	24,007,837
Class A ordinary shares subject to possible redemption	$ 82,412,315	$ 230,000,000	$ 230,000,000